Loans and Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Receivables with Imputed Interest [Table Text Block]
The loan portfolio segment balances at March 31, 2015 and December 31, 2014 are presented in the following table:

	March 31, 2015			December 31, 2014
(in thousands)	Legacy	Acquired	Total	Legacy	Acquired	Total
Real estate
Construction and land	$51,983	$6,921	$58,904	$56,490	$7,668	$64,158
Residential - first lien	66,473	28,866	95,339	58,904	29,389	88,293
Residential - junior lien	12,255	8,243	20,498	11,006	8,295	19,301
Total residential real estate	78,728	37,109	115,837	69,910	37,684	107,594
Commercial - owner occupied	81,636	25,946	107,582	85,824	27,002	112,826
Commercial - non-owner occupied	115,798	23,032	138,830	100,589	23,369	123,958
Total commercial real estate	197,434	48,978	246,412	186,413	50,371	236,784
Total real estate loans	328,145	93,008	421,153	312,813	95,723	408,536
Commercial loans and leases	118,938	26,011	144,949	113,176	26,493	139,669
Consumer	1,139	3,196	4,335	1,485	3,227	4,712
Total loans	$448,222	$122,215	$570,437	$427,474	$125,443	$552,917

The loan portfolio segment balances at December 31, 2014 and December 31, 2013 are presented in the following table:

	December 31, 2014			December 31, 2013
(in thousands)	Legacy	Acquired	Total	Legacy	Acquired	Total
Real estate
Construction and land	$56,490	$7,668	$64,158	$44,767	$6,117	$50,884
Residential - first lien	58,904	29,389	88,293	38,747	502	39,249
Residential - junior lien	11,006	8,295	19,301	8,220	46	8,266
Total residential real estate	69,910	37,684	107,594	46,967	548	47,515
Commercial - owner occupied	85,824	27,002	112,826	79,623	10,710	90,333
Commercial - non-owner occupied	100,589	23,369	123,958	99,933	13,626	113,559
Total commercial real estate	186,413	50,371	236,784	179,556	24,336	203,892
Total real estate loans	312,813	95,723	408,536	271,290	31,001	302,291
Commercial loans and leases	113,176	26,493	139,669	96,518	3,892	100,410
Consumer	1,485	3,227	4,712	1,153	21	1,174
Total loans	$427,474	$125,443	$552,917	$368,961	$34,914	$403,875